Investments in Affiliated Companies - Summary Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$ 8,294	$ 8,994	$ 8,734	$ 8,658	$ 8,763	$ 8,795	$ 8,994	$ 9,305	$ 34,680	$ 35,857	$ 40,840
Majority-Owned Subsidiary, Unconsolidated [Member]
Schedule of Equity Method Investments [Line Items]
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.									348	353
Net income									$ 348	$ 353